NOTE 21. Schedule of Variable Interest Entities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Total assets	$ 458,794	$ 407,289
Total liabilities	271,099	212,469
Revenues	43,408	39,675	34,946
Net income	$ (8,467)	$ 4,082	$ 4,786